Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price at the time of exercise of awards	$ 43.97	$ 40.34
Expected payment to tax authorities for employee withholding tax liabilities when these awards are exercised in the future	$ 124,000,000	154,000,000
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Maximum term of option	10 years
Employee Stock Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of discount allowed for purchase of shares	15.00%
Maximum payroll deduction allowed	$ 21,250
Maximum shares to be purchased through plan | shares	21,000,000
TSRUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted	$ 43.20	41.40
PRSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted	$ 42.36	$ 36.86
Vesting period	3 years
PRSUs [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options vested	0.00%
PRSUs [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options vested	200.00%
Stock incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Maximum number of common shares available for grant		50,000,000	72,000,000
Number of common shares available for grant	19,787,909	2,788,790
U.S. [member] | Employee Stock Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Maximum number of shares issuable under plan | shares	15,000,000
Global [Member] | Employee Stock Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Maximum number of shares issuable under plan | shares	6,000,000